EMPLOYEE BENEFIT PLANS (Fair Value of Assets of the Company's Qualified Plan) (Details) - Pension Benefits [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Non-qualified pension plan assets	$ 121,652	$ 75,367	$ 57,502
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-qualified pension plan assets	121,652	75,367
Level 1 [Member] | Domestic Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-qualified pension plan assets	36,582	23,451
Level 1 [Member] | Developed International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-qualified pension plan assets	17,236	10,736
Level 1 [Member] | Emerging Market Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-qualified pension plan assets	8,474	5,164
Level 1 [Member] | Global Low Volatility Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-qualified pension plan assets	9,983	6,360
Level 1 [Member] | Fixed-Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-qualified pension plan assets	45,469	29,576
Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-qualified pension plan assets	$ 3,908	$ 80